Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Issued and Fully Paid Share Capital

Ordinary shares of £1 each[1]	2025 Number of shares	2024 Number of shares	2023 Number of shares	2025 £m	2024 £m	2023 £m
At 1 January and 31 December	1,574,285,752	1,574,285,752	1,574,285,752	1,574	1,574	1,574
1Ordinary shares represent effectively 100% of total share capital in issue as the issued preference shares represent below 0.01%.